INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Loss before provision for income tax	$ (4,219,000)	$ (1,827,000)
U S Federal [Member]
Operating Loss Carryforwards [Line Items]
Loss before provision for income tax	(4,219,000)	(1,827,000)
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss before provision for income tax